Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the period	$ 2,737	$ 3,646	$ 1,722
Items that may be reclassified to the income statement in subsequent periods:
Gains/(losses) on cash flow hedges	385	(139)	459
(Gains)/losses on cash flow hedges reclassified to the income statement	(169)	86	299
Tax recognised within other comprehensive income	(29)	(34)	(84)
Exchange fluctuations on translation of foreign operations taken to equity	0	0	(1)
Items that will not be reclassified to the income statement in subsequent periods:
Remeasurement gain/(loss) on defined benefit plan	12	(11)	14
Net loss on financial instruments at fair value through other comprehensive income	(34)	(8)	(32)
Other comprehensive income/(loss) for the period, net of tax	165	(106)	655
Total comprehensive income for the period	2,902	3,540	2,377
Total comprehensive income attributable to:
Equity holders of the parent	2,883	3,467	2,315
Non-controlling interest	19	73	62
Total comprehensive income for the period	$ 2,902	$ 3,540	$ 2,377